Income Taxes Income Taxes - Income Taxes Receivable (Payable) (Details) (USD $) In Millions, unless otherwise specified	Sep. 27, 2013		Sep. 28, 2012
Income Tax Disclosure [Abstract]
Prepaid expenses and other current assets	$ 62		$ 74
Other assets	294		167
Income taxes payable (current)	(541)		(53)
Income taxes payable (non-current)	(1,147)	[1]	(1,696)	[1]
Net income taxes receivable (payable)	$ (1,332)		$ (1,508)

[1]	Non-current income taxes payable also includes anticipated refunds and other items not related to uncertain tax positions.